Equity	12 Months Ended
Dec. 31, 2011
Equity
9.	Equity

(a)	The Company has only one class of common shares authorized, issued and outstanding.

(b)	Stock Options

In May 2001 (and amended in July 2004 and in November 2006), the Board of Directors approved a stock option plan which would grant 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and might grant options to key employees, consultants or advisors of the Company or any of its subsidiaries to subscribe for its shares in accordance with the terms of this stock option plan based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to the exercise of options granted was 3,300,000 shares. The options granted under this plan generally have a term of two to three years, subject to the discretion of the Board of Directors, but cannot exceed ten years.

In February 2006, the Board of Directors approved another stock option plan, which was subsequently approved by the shareholders at the 2006 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 2,000,000 shares.

A summary of stock option activity during the three years ended December 31, 2011 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2009	15,000	$22.25	$6.64
Granted	75,000	$4.41	$0.89
Expired	(15,000)	$22.25	$6.64

Outstanding and exercisable at December 31, 2009	75,000	$4.41	$0.89
Granted	60,000	$4.45	$1.58
Surrendered	(15,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2010	120,000	$4.43	$1.24
Granted	60,000	$5.92	$1.87

Outstanding and exercisable at December 31, 2011	180,000	$4.93	$1.45

Details of the options granted by the Company in 2009, 2010 and 2011 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period
In 2009
75,000	100% vested at date of grant	$4.41	June 5, 2009 to June 4, 2012 (note 1)
In 2010
60,000	100% vested at date of grant	$4.45	June 3, 2010 to June 2, 2013

In 2011
60,000	100% vested at date of grant	$5.92	June 10, 2011 to June 9, 2014

Note:
1. 15,000 of these stock options were surrendered during 2010.

As of December 31, 2011, there were no non-vested stock options. The total amount of recognized compensation expense in 2009, 2010 and 2011 was $67, $95 and $112, respectively.

The following summarizes information about stock options outstanding at December 31, 2011. 180,000 stock options are exercisable as of December 31, 2011.

		Weighted average
	Number	remaining contractual
Weighted average exercise price	of options	life in months
$4.93	180,000	17.2

The weighted average remaining contractual life of the stock options outstanding at December 31, 2009, 2010 and 2011 was approximately 29, 23 and 17 months, respectively. The weighted average fair value of options granted during 2009, 2010 and 2011 was $0.89, $1.58 and $1.87, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2009	2010	2011
Risk-free interest rate	1.50%	1.25%	0.75%
Expected life	3 years	3 years	3 years
Expected volatility	52.34%	51.23%	50.99%
Expected dividend yield	9.98%	—	1.69%

(c)	Share Buy-back

No shares were repurchased during the years ended December 31, 2009, 2010 and 2011.

(d)	Share Redemptions and Reinstatement of Redeemed Shares

On January 22, 1999, pursuant to its Articles of Association, the Company redeemed and canceled 415,500 shares of the Company registered in the name of Tele-Art Inc. (“Tele-Art”) at a price of $3.73 per share for $1,549.

On August 12, 2002, pursuant to its Articles of Association, the Company redeemed and canceled an additional 509,181 shares of the Company beneficially owned by Tele-Art at a price of $6.14 per share for $3,125.

No shares have been redeemed since August 12, 2002.

On November 20, 2006, judgment was rendered by the Lords of the Judicial Committee of the Privy Council of the United Kingdom (the “Privy Council”), declaring that the redemptions by the Company of its common shares beneficially owned by Tele-Art on January 22, 1999 and August 12, 2002 were nullities and that the register of members of the Company (i.e. the Company’s shareholders’ register) should be rectified to reinstate the redeemed shares together with any other shares which have since accrued by way of exchange or dividend.

Following the November 20, 2006 judgment, the Company received the order from the Privy Council on January 9, 2007 to rectify the share register of Nam Tai by registering such 1,017,149 (after adjustment of the 1 for 10 stock dividend on November 7, 2003) shares (the “Redeemed Shares”) in the name of Bank of China (Hong Kong) Limited (“Bank of China”). In March 2007, the Company issued the 1,017,149 common shares. However, as the court judgment was determined in 2006, the Company accounted for the obligation to reinstate the Redeemed Shares at their fair value (i.e. market closing price) on November 20, 2006, the date of the judgment.